Stockholders' Equity - Narrative (Details) - USD ($)		12 Months Ended
	Dec. 22, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 21, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023
Equity, Class of Treasury Stock [Line Items]
Other financial (expenses) / income, net (2)		$ 2,200,000	$ (300,000)	$ 100,000
SLA shares outstanding (in shares)		10,860,689	14,443,270			14,443,270
Deferred finance costs, amortization expense		$ 2,500,000	$ 2,300,000
Additional paid in capital	$ 290,578,712				$ 2,290,578,712
Adjustments to additional paid in capital			0
Contributed Surplus
Equity, Class of Treasury Stock [Line Items]
Adjustments to additional paid in capital	2,000,000,000		2,000,000,000
Additional Paid in Capital
Equity, Class of Treasury Stock [Line Items]
Adjustments to additional paid in capital	$ (2,000,000,000)		(2,000,000,000)
Drew Holdings Limited
Equity, Class of Treasury Stock [Line Items]
Shares issued but not available for trading (in shares)								15,000,000
Drew Holdings Limited | Related party revenue
Equity, Class of Treasury Stock [Line Items]
Other financial (expenses) / income, net (2)			$ 1,000,000
DNB
Equity, Class of Treasury Stock [Line Items]
Payments of dividends		0
$250m Convertible Bonds (3)
Equity, Class of Treasury Stock [Line Items]
Principal		$ 250,000,000					$ 250,000,000
Shares authorized (in shares)		25,000,000
Lending fee per investor			0.50%
Lending fee %			1.00%
Issuance costs			$ 12,400,000					$ 12,400,000
SLA shares outstanding (in shares)		10,860,689	14,443,270
$250m Convertible Bonds (3) | Short-term debt
Equity, Class of Treasury Stock [Line Items]
Issuance costs		$ 2,500,000	$ 2,500,000
$250m Convertible Bonds (3) | Long-term debt
Equity, Class of Treasury Stock [Line Items]
Issuance costs		$ 5,200,000	$ 7,600,000
$250m Convertible Bonds (3) | Drew Holdings Limited
Equity, Class of Treasury Stock [Line Items]
SLA shares issued (in shares)								15,000,000